CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 1,454	$ 1,099	$ 290
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	660	703	725
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	555	634	625
(Gain) loss from disposal of assets	(20)	2	0
Loss on repurchase of Notes	27	22	64
Undistributed income (loss) of unconsolidated subsidiaries	2	(3)	(39)
Other non-cash items	209	158	275
Changes in operating assets and liabilities:
Provisions	(93)	(48)	218
Deferred income taxes	(472)	48	124
Trade and financing receivables related to sales, net	(460)	(180)	(659)
Inventories, net	440	112	682
Trade payables	(179)	280	344
Other assets and liabilities	(297)	(273)	216
Net cash provided by operating activities	1,826	2,554	2,865
Investing activities:
Additions to retail receivables	(4,145)	(4,269)	(4,078)
Collections of retail receivables	4,219	4,016	4,384
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	61	7	17
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(637)	(558)	(492)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,325)	(1,344)	(1,743)
Other	(160)	228	43
Net cash used in investing activities	(1,987)	(1,920)	(1,869)
Financing activities:
Proceeds from long-term debt	13,197	16,211	15,896
Payments of long-term debt	(12,925)	(16,921)	(16,802)
Net increase (decrease) in other financial liabilities	274	386	54
Dividends paid	(283)	(243)	(168)
Other	(57)	(156)	(25)
Net cash provided by (used in) financing activities	206	(723)	(1,045)
Effect of foreign exchange rate changes on cash and cash equivalents	(75)	(308)	395
Increase (decrease) in cash and cash equivalents	(30)	(397)	346
Cash and cash equivalents, beginning of year	5,803	6,200	5,854
Cash and cash equivalents, end of year	$ 5,773	$ 5,803	$ 6,200